OTHER OPERATING INCOME (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Operating Income [Abstract]
Schedule of Other Operating Income
	June 30, 2022 US$‘000	June 30, 2021 US$‘000
Government supports - COVID-19	-	2,906
Rental income from premises	1	1

	1	2,907